Offerings	Mar. 03, 2025 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.0001 per share, reserved for issuance pursuant to the 2021 Employee Stock Purchase Plan
Amount Registered | shares	948,384
Proposed Maximum Offering Price per Unit	20.77
Maximum Aggregate Offering Price	$ 19,697,935.68
Fee Rate	0.01531%
Amount of Registration Fee	$ 3,015.75
Offering Note	Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the "Securities Act"), this Registration Statement shall also cover any additional shares of the Registrant's common stock, $0.0001 par value per share ("Common Stock"), that become issuable under the Registrant's 2021 Employee Stock Purchase Plan (the "ESPP") or 2021 Equity Incentive Plan (the "2021 Plan") by reason of an event such as any stock split, stock dividend or similar adjustment effected without the Registrant's receipt of consideration that increases the number of the Registrant's outstanding shares of common stock. Reflects an automatic annual increase of 948,384 on January 1, 2025 to the number of shares of Registrant's Common Stock reserved for issuance under the ESPP, which annual increase is provided for in the ESPP. Estimated in accordance with paragraphs (c) and (h) of Rule 457 under the Securities Act solely for the purpose of calculating the registration fee on the basis of 85% of $24.43 per share, which represents the average of the high and low price per share of the Registrant's common stock on February 25, 2025 as reported on the Nasdaq Global Select Market. Pursuant to the ESPP, the purchase price of the shares of the Registrant's common stock reserved for issuance thereunder will be at least 85% of the lower of the fair market value on (i) the first trading day of the offering period or (ii) the purchase date.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.0001 per share, reserved for issuance pursuant to the 2021 Equity Incentive Plan
Amount Registered | shares	4,741,923
Proposed Maximum Offering Price per Unit	24.43
Maximum Aggregate Offering Price	$ 115,845,178.89
Fee Rate	0.01531%
Amount of Registration Fee	$ 17,735.90
Offering Note	Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the "Securities Act"), this Registration Statement shall also cover any additional shares of the Registrant's common stock, $0.0001 par value per share ("Common Stock"), that become issuable under the Registrant's 2021 Employee Stock Purchase Plan (the "ESPP") or 2021 Equity Incentive Plan (the "2021 Plan") by reason of an event such as any stock split, stock dividend or similar adjustment effected without the Registrant's receipt of consideration that increases the number of the Registrant's outstanding shares of common stock. Reflects an automatic annual increase of 4,741,923 on January 1, 2025 to the number of shares of Registrant's Common Stock reserved for issuance under the 2021 Plan, which annual increase is provided for in the 2021 Plan. Estimated in accordance with Rules 457 (c) and (h) of the Securities Act solely for the purpose of calculating the registration fee on the basis of $24.43 per share, which represents the average of the high and low prices of the registrant's common stock on February 25, 2025, as reported on the Nasdaq Global Select Market.